Financial Instruments (Schedule of Fair Values of Remaining Financial Liabilities) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Debentures including current maturities and accrued interest, Book value		₪ (2,973)	₪ (3,466)
Debentures including current maturities and accrued interest, Fair value	[1]	(2,954)	(3,585)
Long-term loans from financial institutions including current maturities and accrued interest, Book value		(401)	(462)
Long-term loans from financial institutions including current maturities and accrued interest, Fair value	[1]	₪ (406)	₪ (479)

[1]	The fair value as of December 31, 2019 includes principal and interest in a total sum of approximately NIS 278 million, paid in January 2020, after the end of the reporting period. The fair value as of December 31, 2018 includes principal and interest in a total sum of approximately NIS 373 million, paid in January 2019.